Financial Instruments (Details) - Schedule of changes in liabilities arising from financing activities - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning Balance	₪ 131,283	₪ 94,360
Adoption of IFRS 16		8,084
Cash flows	(761)	14,756
Effect of changes in fair value	(63,359)	14,083
Ending Balance	67,163	131,283
Loans from others [Member]
Financial Instruments (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning Balance	123,780	94,360
Adoption of IFRS 16
Cash flows		15,337
Effect of changes in fair value	(63,359)	14,083
Ending Balance	60,421	123,780
Lease liabilities [member]
Financial Instruments (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning Balance	7,503
Adoption of IFRS 16		8,084
Cash flows	(761)	(581)
Effect of changes in fair value
Ending Balance	₪ 6,742	₪ 7,503